Share-Based Payments - Data Related to All Restricted Stock Unit Activity (Detail) - Restricted Stock Units [Member] shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($) Employee shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total fair value of shares vested | $	$ 454	$ 146	$ 584
Total compensation cost related to nonvested RSU awards not yet recognized, pre-tax | $	$ 241	$ 256	$ 254
Weighted-average period over which RSU cost is expected to be recognized (years)	1 year 8 months 12 days	1 year 8 months 12 days	1 year 8 months 12 days
Number of shares modified to accelerate vesting | shares			6.4
Number of employees affected by accelerated vesting | Employee			9,900
Number of shares scheduled for near-term vesting | shares			6.6